Shareholder Report, Holdings (Details) - Perkins Discovery Fund (Investor Class Shares) [Member]	Mar. 31, 2025
Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.41%
Axogen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
Vericel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%
Veracyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
ANI Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
Cantaloupe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
ePlus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
BioLife Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
Digi International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AtriCure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
BIOTECHNOLOGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.65%
CONSUMER DISCRETIONARY [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
FINANCIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
HEALTH CARE DRUGS/SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.37%
HEALTH CARE MANUFACTURING [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
HEALTH CARE SUPPLIES [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.47%
HEALTH CARE SUPPORT [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
HEALTH CARE TECHNOLOGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
INFORMATION TECHNOLOGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.71%
SOFTWARE SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.27%
MONEY MARKET FUND [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%